1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
NEEMA NASSIRI neema.nassiri@dechert.com +1 202 261 3393 Direct +1 212 698 0420 Fax

June [22], 2022

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 867 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 867 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 868 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Class D Shares of the Goldman Sachs Financial Square Government Fund.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3393.

Sincerely,

/s/ Neema Nassiri

Neema Nassiri